Sales (Tables)	6 Months Ended
Jun. 30, 2018
Sales [Abstract]
Sales to Single Customers Exceeding 10% of Sales	Sales to single customers exceeding 10% of sales:
	Six-month period ended June 30,
	2018	2017
	US$ thousands

Customer “A”	10,538	8,397
Customer “B”	7,515	*
Customer “C”	*	12,979

*	Less than 10% of sales.